Vessels, Net - Vessel Impairment Losses (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended		6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 21, 2019	Apr. 15, 2019	Apr. 27, 2018	Jul. 02, 2018	Oct. 02, 2018	Oct. 25, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Property Plant And Equipment [Line Items]
Vessel impairment losses								$ 36,680	$ 44,344	$ 32,677
DVB Credit Facility
Property Plant And Equipment [Line Items]
Repayments Of Debt			$ 12,250		$ 20,200
Navios Libra II
Property Plant And Equipment [Line Items]
Vessel impairment losses									1,226
Sale price agreed in Memorandum of Agreement							$ 4,559
Navios Felicity
Property Plant And Equipment [Line Items]
Vessel impairment losses									5,258
Sale price agreed in Memorandum of Agreement						$ 4,705
YM Unity and YM Utmost
Property Plant And Equipment [Line Items]
Vessel held for sale											$ 67,000
Sale price agreed in Memorandum of Agreement				$ 67,000
Impairment of Long-Lived Assets to be Disposed of									$ 37,860
Navios Galaxy I
Property Plant And Equipment [Line Items]
Vessel impairment losses	$ 7,345
Sale price agreed in Memorandum of Agreement		$ 5,978
One Vessel
Property Plant And Equipment [Line Items]
Vessel impairment losses								$ 29,335		$ 30,304